RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of loans and leases receivable [Roll Forward]
Balance at beginning of year	$ 13,077	$ 14,205
New loans and advances	417	713
Repayments	(11,078)	(1,841)
Balance at end of year	2,416	13,077
Directors and executive officers deposit	$ 2,000	$ 2,000
Minimum [Member]
Related Party Transaction [Abstract]
Related party entity ownership percentage	10.00%